Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters

17. REGULATORY MATTERS

     Standard and The Standard Life Insurance Company of New York prepare their statutory financial statements in accordance with accounting practices prescribed or permitted by their states of domicile. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as the Statements of Statutory Accounting Practices ("SSAP") set forth in publications of the National Association of Insurance Commissioners ("NAIC").

Statutory accounting practices differ in some respects from GAAP. The principal statutory practices that differ from GAAP are:

  Bonds and commercial mortgage loans are reported principally at adjusted carrying value and amortized cost, respectively.
  Asset valuation and the interest maintenance reserves are provided as prescribed by the NAIC.
  Certain assets designated as non-admitted, principally deferred tax assets, furniture, equipment, and unsecured receivables are not recognized as assets, resulting in a charge to statutory surplus.
  Annuity considerations with life contingencies, or purchase rate guarantees, are recognized as revenue when received.
  Reserves for life and disability policies and contracts are reported net of ceded reinsurance and calculated based on statutory requirements, including required discount rates.
  Commissions, including initial commissions and expense allowance paid for reinsurance assumed, and other policy acquisition expenses are expensed as incurred.
  Initial commissions and expense allowance received for a block of reinsurance ceded net of taxes are reported as deferred gains in surplus and recognized as income in subsequent periods.
  Federal income tax expense includes current income taxes defined as current year estimates of federal income taxes and tax contingencies for current and all prior years and amounts incurred or received during the year relating to prior periods, to the extent not previously provided.

2011 ANNUAL REPORT

  Deferred tax assets, net of deferred tax liabilities, which will be realized within three years, are considered admitted assets and are included in the regulatory financial statements.

     Standard and The Standard Life Insurance Company of New York are subject to statutory restrictions that limit the maximum amount of dividends and distributions that they could declare and pay to StanCorp without prior approval of the states in which the subsidiaries are domiciled. During 2011 and 2010, Standard made distributions to StanCorp totaling $87.8 million and $244.0 million, respectively.

     State insurance departments require insurance enterprises to adhere to minimum Risk-based Capital ("RBC") requirements promulgated by the NAIC. At December 31, 2011 and 2010, the insurance subsidiaries' capital levels were significantly in excess of that which would require corrective action by the insurance subsidiaries or regulatory agencies. The Authorized Control Level RBC was $198.8 million and $200.0 million at December 31, 2011 and 2010, respectively.

The following table reconciles the statutory capital and surplus of the insurance subsidiaries based on statutory filings with applicable insurance regulatory authorities to the Company's GAAP equity:

	December 31,
(In millions)	2011	2010

Statutory capital and surplus	$1,193.1	$1,226.8

Adjustments to reconcile to GAAP equity:
Future policy benefits and other policyholder funds	285.4	251.6
DAC, VOBA and other intangible assets	315.8	295.0
Deferred tax liabilities	(222.9)	(202.0)
Asset valuation reserve	107.2	95.6
Valuation of investments	368.7	264.7
Interest maintenance reserve	19.8	12.6
Equity of StanCorp and its non-insurance subsidiaries	(206.9)	(150.9)
Non-admitted assets	266.6	216.6
Prepaid pension cost	(89.6)	(40.8)
Accrued retirement and defined benefit plans	(35.1)	(46.9)
Capital lease obligations	(2.1)	(3.2)
Special surplus in accordance with SSAP No. 10R	8.6	(11.4)
Other, net	(18.2)	(13.1)

GAAP equity	$1,990.4	$1,894.6

     The following table reconciles statutory gain from operations based on statutory filings with applicable insurance regulatory authorities to the Company's GAAP net income:

	Years ended December 31,
(In millions)	2011	2010	2009

Statutory gain from operations	$125.8	$195.5	$224.5

Adjustments to reconcile to GAAP net income:
Future policy benefits and other policyholder funds	48.0	11.6	(2.1)
DAC and VOBA, net of amortization	19.2	21.9	17.9
Deferred income taxes	(42.1)	6.2	15.1
Current income taxes	24.7	1.3	(4.6)
Earnings of StanCorp and its non-insurance subsidiaries	(18.9)	(45.3)	(27.5)
Reinsurance ceding commission	(15.2)	(16.1)	(13.9)
Reserve increase due to change in valuation basis	--	--	(8.1)
Deferred capital gains (interest maintenance reserve)	7.2	11.6	4.1
Other, net	(12.0)	(0.8)	0.1

GAAP net income	$136.7	$185.9	$205.5